Cash and Cash Equivalents	6 Months Ended
Jun. 30, 2021
Cash and cash equivalents [Abstract]
Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	December 31, 2020	June 30, 2021
Cash on hand	$1,709	$647
Deposits in banks	14,322,662	94,119,511

	$14,324,371	$94,120,158

As disclosed in Note 13, the Company has raised
 $97.0
million (net proceeds) and
 $0
from the issuance of ADSs in the 6 months period ended June 30, 2021 and 2020 respectively.